October 30, 2013

Securities and Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, DC  20549

Re:          Touchstone Strategic Trust

File Nos. 002-80859 and 811-03651

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Registrant’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 100) has been filed electronically.

Very truly yours,

/s/ Bo James Howell

Bo James Howell
Counsel